Loans Payable - Related Party - Schedule of Loans Payable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Loans payable 1	$ 18,572	$ 17,000
Schedule of Loans payable 2	391,070	320,625
Schedule of Loans payable 3	290,286	269,614
Schedule of Loans payable 4	443,273	411,706
Total Loan Payable	$ 1,143,201	$ 1,018,945